Restructuring Activities (Tables)	6 Months Ended
Jun. 30, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Other Costs

A summary and description of the amounts included within "Restructuring and other costs" for each of the periods presented is included below. We do not include Restructuring and others costs within Segment Adjusted EBITDA (as defined in Note 16).

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Transaction related costs (1)	$104	$—	$463	$15
Restructuring (2)	1,080	383	4,590	559
Other (3)	4,713	345	8,629	606
Restructuring and other costs	$5,897	$728	$13,682	$1,180

(1)
For the six months ended June 30, 2025, transaction costs primarily relate to the disposal of the direct marketing payment processing business line mainly related to legal fees.
(2)
For the three and six months ended June 30, 2025, restructuring mainly relates to costs incurred on transformation projects to improve merchant platforms as well as finance and risk processes. These transformation projects are expected to be completed by 2027. For the three and six months ended June 30, 2024, restructuring mainly relates to relocation costs.
(3)
Other costs mainly relate to the securities litigation against the Company and indemnities provided by the Company in the related class action lawsuit (See Note 14).

Schedule of severance expense

The total amount of severance expense associated with the Company's one-time termination benefits and ongoing benefits arrangements by segment in each period presented is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Digital Wallets	$582	$139	$2,767	$1,645
Merchant Solutions	271	300	2,510	1,528
Unallocated corporate costs	—	79	1,146	252
Total severance expense - selling, general and administrative (1)	$853	$518	$6,423	$3,425

(1)
As of June 30, 2025 and December 31, 2024, the severance liability was $1,104 and $417, respectively.